BORROWINGS - Other long-term borrowings (Details) - CNY (¥) ¥ in Thousands	1 Months Ended											3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2023	Aug. 31, 2022	Jul. 31, 2022	Jan. 31, 2022	Dec. 31, 2021	Oct. 31, 2021	Sep. 30, 2021	Jul. 31, 2021	Oct. 31, 2020	Aug. 31, 2020	Apr. 30, 2020	Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
BORROWINGS
Borrowings from government background funds																¥ 650,000
Loans payable															¥ 24,658,147
JinkoSolar (Sichuan) Co., Ltd. ("Jinko Sichuan")
BORROWINGS
Fixed annual return (as a percent)									6.00%
Noncontrolling interest derecognized														¥ 997,000
New loan liabilities at fair value									¥ 1,114,000
Loans payable	¥ 1,223,000														257,000	1,223,000
Outstanding balance in next 12 months	200,000															200,000
Amount repaid															1,000,000	300,000
JinkoSolar (Haining) Co., Ltd.(Formerly named as "JinkoSolar Technology (Haining) Co., Ltd.") ("Haining Jinko")
BORROWINGS
Noncontrolling interest derecognized															1,164,000
New loan liabilities at fair value														1,193,000
Amount repaid																410,000	¥ 100,000
JinkoSolar (Haining) Co., Ltd.(Formerly named as "JinkoSolar Technology (Haining) Co., Ltd.") ("Haining Jinko") | Minimum
BORROWINGS
Fixed annual return (as a percent)																		4.75%
JinkoSolar (Haining) Co., Ltd.(Formerly named as "JinkoSolar Technology (Haining) Co., Ltd.") ("Haining Jinko") | Maximum
BORROWINGS
Fixed annual return (as a percent)																		5.23%
JinkoSolar (Yiwu) Co., Ltd. ("Jinko Yiwu")
BORROWINGS
Fixed annual return (as a percent)										6.00%
Equity interest that will be repurchased (as a percent)										45.00%
Noncontrolling interest derecognized														779,000
New loan liabilities at fair value														818,000
Loans payable	668,000															668,000
Outstanding balance in next 12 months	301,000															301,000
Amount repaid															668,000	100,000
JinkoSolar (Chuzhou) Co., Ltd. ("Jinko Chuzhou")
BORROWINGS
Fixed annual return (as a percent)										4.35%
Equity interest that will be repurchased (as a percent)										45.00%
Ownership interest held											45.00%
Noncontrolling interest derecognized														859,000
New loan liabilities at fair value														¥ 846,000
Term of loan agreement							5 years	5 years
Interest-free half-year loan							¥ 100,000	¥ 150,000
Interest rate (in %)							4.35%	4.35%
Amount repaid															320,000
Long-term Debt.	288,000															288,000
Jinko Energy Storage Technology Co., Ltd.
BORROWINGS
Investments in subsidiaries	1,500,000
Loan Agreement With Yushan Jinko
BORROWINGS
Term of loan agreement				6 years	6 years	6 years
Interest-free half-year loan				¥ 100,000	¥ 100,000	¥ 200,000
Interest rate (in %)				4.90%	4.90%	4.90%
Loans payable	375,000														387,000	¥ 375,000
Loan Agreement With Anhui Jinko
BORROWINGS
Term of loan agreement						6 years										6 years
Interest-free half-year loan						¥ 455,000
Interest rate (in %)						5.58%
Loans payable	381,000														42,000	¥ 381,000
Amount repaid															329,000	300,000
Loan Agreement With Haining Jinko
BORROWINGS
Term of loan agreement		5 years						5 years
Interest-free half-year loan		¥ 1,000,000						¥ 690,000
Interest rate (in %)		5.06%						10.00%
Loans payable	2,591,000														995,000	2,591,000
Outstanding balance in next 12 months	994,000															994,000
Amount repaid															¥ 1,564,000	106,000
Rui Xu's Loan Agreement With Government Background Company
BORROWINGS
Term of loan agreement						5 years	5 years
Interest-free half-year loan						¥ 20,000	¥ 20,000
Interest rate (in %)						5.05%	5.05%
Loans payable	42,000															¥ 42,000
Loan Agreement With Jinko Feidong
BORROWINGS
Term of loan agreement																5 years
Interest-free half-year loan	205,000															¥ 205,000
Interest rate (in %)															5.58%
Loans payable	¥ 207,000														¥ 219,000	¥ 207,000
Loan Agreement With Anhui Jinko One
BORROWINGS
Interest rate (in %)	5.58%															5.58%
Loan Agreement With Anhui Jinko Three
BORROWINGS
Interest-free half-year loan	¥ 215,000															¥ 215,000
Loan Agreement With Jinko Leshan
BORROWINGS
Term of loan agreement			4 years
Interest-free half-year loan			¥ 150,000
Interest rate (in %)			5.18%
Loans payable	141,000															141,000
Loan Agreement With Jinko Energy
BORROWINGS
Loans payable	650,000														650,000	650,000
Government Background Companies | JinkoSolar (Sichuan) Co., Ltd. ("Jinko Sichuan")
BORROWINGS
Capital injections								¥ 100,000							1,300,000
Government Background Companies | JinkoSolar (Haining) Co., Ltd.(Formerly named as "JinkoSolar Technology (Haining) Co., Ltd.") ("Haining Jinko")
BORROWINGS
Capital injections												¥ 1,070,000	¥ 1,070,000
Government Background Companies | JinkoSolar (Yiwu) Co., Ltd. ("Jinko Yiwu")
BORROWINGS
Capital injections															765,000
Government Background Companies | JinkoSolar (Shangrao) Co., Ltd. ("Jinko Shangrao")
BORROWINGS
Borrowings from government background funds																		¥ 2,000,000
Capital injections						¥ 50,000	¥ 150,000				¥ 4,500,000
Fixed annual return (as a percent)						5.18%	5.18%	5.18%
Interest rate (in %)					10.00%
Net book value collateralized	¥ 1,679,000														1,210,000	1,679,000
Carrying value of the loan					¥ 0
Amount repaid															¥ 450,000	366,000
Government Background Companies | Jinko Solar Co., Ltd. ("Jiangxi Jinko")
BORROWINGS
Capital injections																1,100,000
Equity interest that will be repurchased (as a percent)									30.00%
Investment Company | Jinko Energy Storage Technology Co., Ltd.
BORROWINGS
Equity interest that will be repurchased (as a percent)	49.00%
Investment Company | Shangrao Xinyuan
BORROWINGS
Capital injections																¥ 650,000
Fixed annual return of loan prime rate	1.1